Amounts payable and accrued liabilities	12 Months Ended
Aug. 31, 2022
Amounts Payable And Accrued Liabilities
Amounts payable and accrued liabilities

10.	Amounts payable and accrued liabilities

Amounts payable and accrued liabilities of the Company are principally comprised of amounts outstanding for trade purchases relating to the processing plant expansion and related infrastructure expenditures. The usual credit period taken for trade purchases is between 30 to 90 days.

	2022	2021
Amounts payable	$5,572	$1,748
Accrued liabilities	2,348	3,515
Total Amount Payables and Accrued Liabilities	$7,920	$5,263